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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Information Services, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Jeffrey S. Carbiener
           Title: Chief Financial Officer (Principal Financial and Accounting
                  Officer)
           Phone: (904) 854-8812

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Jeffrey S. Carbiener                  Jacksonville, Florida   May 15, 2006
-----------------------------------------   [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

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Form 13F File Number   Name
--------------------   ----
28-11782               Fidelity National Financial, Inc.
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                              Form 13F SUMMARY PAGE

REPORT SUMMARY:

                Number of Other Included Managers:
                Form 13F Information Table Entry Total:
                Form 13F Information Table Value Total:


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.